Redeemable Preferred Stock (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Jan. 31, 2025	Aug. 30, 2024	Dec. 31, 2023
Redeemable Preferred Stock [Line Items]
Preferred stock, shares authorized	20,000,000	20,000,000			20,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued	25,000	6,500
Redeemable Preferred Stock, outstanding	25,000	6,500
Convertible preferred stock		1,850,000	18,500	18,500
Conversion price (in Dollars per share)	$ 10	$ 10
Percentage of stockholder beneficial	4.99%	4.99%
Conversion rate		125.00%
Liquidation Preference [Member]
Redeemable Preferred Stock [Line Items]
Convertible preferred stock, percentage	125.00%
Series A Convertible Preferred Stock Redeemed [Member]
Redeemable Preferred Stock [Line Items]
Redeemable Preferred Stock, outstanding	25,000
Convertible preferred stock		6,500
Percentage of ability to conversion of shares	4.99%	4.99%
Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Preferred stock, shares issued		6,500
Redeemable Preferred Stock, outstanding		6,500
Previously Reported [Member]
Redeemable Preferred Stock [Line Items]
Preferred stock, shares issued		6,500			25,000
Redeemable Preferred Stock, outstanding		6,500			25,000
Preferred Stock [Member]
Redeemable Preferred Stock [Line Items]
Preferred stock, shares issued	25,000	6,500
Redeemable Preferred Stock, outstanding		6,500
Convertible preferred stock				18,500
Common Stock [Member]
Redeemable Preferred Stock [Line Items]
Convertible preferred stock				1,850,000